As filed with the Securities and Exchange Commission on November 13, 2018
1933 Act Registration No. 333-141757
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 36
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 471
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access,
and Lincoln ChoicePlus AssuranceSM (C Share)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Series, ChoicePlusSM Signature
ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share
ChoicePlus AssuranceSM L Share

Supplement dated November 13, 2018 to the prospectus dated May 1, 2018

This supplement outlines several changes to the 4LATER® Select Advantage rider offered under your variable annuity contract. All other provisions of your variable annuity contract remain unchanged. This supplement is for informational purposes and requires no action on your part.

The following changes are discussed in this supplement and apply to new elections of 4LATER® Select Advantage beginning November 19, 2018:
•	a new 6% Enhancement feature will replace the currently offered 5% Enhancement;
•	a new Enhancement Period will begin immediately following an Automatic Annual Step-up; and
•	after the tenth Benefit Year anniversary, the rider charge rate could increase to the then current charge at the time a 6% Enhancement is applied.

The following discussions of the Enhancement Period, Enhancement Base and the 6% Enhancement are added to the 4LATER® Select Advantage section of the prospectus and apply to riders purchased on and after November 19, 2018.

Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 6% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payments made after the rider effective date will be added immediately to the Income Base and Enhancement Base, but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base and Enhancement Base for purposes of calculating the 6% Enhancement on the first Benefit Year anniversary.

Enhancement Base. The Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the initial Purchase Payment, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.

The Enhancement Base is not available to you as a lump sum withdrawal or as a Death Benefit.

Additional Purchase Payments automatically increase the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Enhancement Base by $10,000.

Each withdrawal reduces the Enhancement Base by the same proportion as the amount withdrawn reduces the Contract Value. This means that the reduction in the Enhancement Base could be more than the dollar amount of the withdrawal.

6% Enhancement. You are eligible for a 6% Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an enhancement if:

a)	the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b)	there are no withdrawals in the preceding Benefit Year;
c)	the rider is within the Enhancement Period; and
d)	the Income Base after the enhancement amount is added would be greater than the Automatic Annual Step-up of the Income Base; and
e)	the Enhancement Base is greater than zero.

The enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 6% Enhancements as long as you meet the conditions listed above.

A 6% Enhancement that occurs during the original Enhancement Period will not cause your rider charge rate to increase. After the tenth Benefit Year anniversary, the rider charge rate could increase to the then current charge at the time a 6% Enhancement is applied. If your charge rate is increased due to a 6% Enhancement, you will have the option to opt out of any enhancements after the tenth Benefit Year. In order to be eligible to receive further 6% Enhancements, the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86 and within an Enhancement Period.

Note: The 6% Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value in the preceding Benefit Year. A 6% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined above) for the 6% Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 6% Enhancement on the Income Base and Enhancement Base (assuming no withdrawals):

Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $115,000 x 1.06% = $121,900 + $10,000). The $101,000 Purchase Payment on day 95 is not eligible for the 6% Enhancement until the second Benefit Year anniversary.

As explained below, the 6% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the 6% Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The 6% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.

If during the first ten Benefit Years your Income Base is increased by the 6% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the tenth Benefit Year anniversary, if you are in a subsequent Enhancement Period, the annual rider charge rate may increase to the current charge rate in any year the Income Base increases as a result of the 6% Enhancement, but the charge will never exceed the guaranteed maximum annual charge rate. See Charges and Other Deductions in your prospectus for more details.

If your charge rate for this rider is increased due to a 6% Enhancement, you may opt out of the 6% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular 6% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 6% Enhancement. You may not opt out of the 6% Enhancement if the current charge rate for the rider increases due to additional Purchase Payments made during the preceding Benefit Year that exceed the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section of your prospectus for more details.

Please retain this supplement for future reference.

PART A

The prospectuses for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 333-141757) filed on April 20, 2018.

PART B

The Statements of Additional Information for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 333-141757) filed on April 20, 2018.

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 333-141757) filed on April 20, 2018.
2. Part B
The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 333-141757) filed on April 20, 2018.
Statement of Assets and Liabilities - December 31, 2017
Statement of Operations - Year ended December 31, 2017
Statements of Changes in Net Assets - Years ended December 31, 2017 and 2016
Notes to Financial Statements - December 31, 2017
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 333-141757) filed on April 20, 2018.
Balance Sheets - Years ended December 31, 2017 and 2016
Statements of Comprehensive Income (Loss) - Years ended December 31, 2017, 2016 and 2015
Statements of Stockholder’s Equity - Years ended December 31, 2017, 2016 and 2015
Statements of Cash Flows - Years ended December 31, 2017, 2016 and 2015
Notes to Financial Statements - December 31, 2017
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982) filed on September 8, 2000.
(2) Not Applicable
(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(4)(a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-37982) filed on April 18, 2001.

(b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-37982) filed on April 16, 2002.
(c) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(d) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.
(f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.
(g) Variable Annuity Rider (32793-NY) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-37982) filed on September 23, 2003.
(h) ChoicePlus II Variable Annuity Contract (30070 BNYC 5/03) (NYCNTRTC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(i) ChoicePlus II Contract Specifications (CD NY CP2C 5/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(j) ChoicePlus II Assurance (C Share) Contract Specs (CDNYCPAC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(k) Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 20, 2004.
(l) Contract Specifications Page for Account Value Death Benefit (CDNYCPAC 6/05) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(m) Variable Annuity Income Rider for GIB (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(n) Variable Annuity Income Rider for GIB (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(o) Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(p) Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(q) Contract Benefit Data for GIB - Assurance (CBNY-CPAC-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(r) Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(s) Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(t) Contract Benefit Data for GIB - Assurance (CBNY-CPAC-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(u) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File 333-36304) filed on August 8, 2001.
(v) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(w) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(x) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(y) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(z) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(aa) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(bb) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(cc) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(dd) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ee) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ff) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(gg) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(hh) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on November 7, 2006.
(ii) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(jj) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(kk) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(ll) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(mm) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(nn) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(oo) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(pp) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(qq) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(rr) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ss) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(tt) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(uu) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(vv) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(ww) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(xx) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(yy) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591 NY) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(zz) Guaranteed Income Later Rider (4LATER Select Advantage) (AR-547 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(a-3) Variable Annuity Living Benefit Rider (LINC/MSA) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(b-3) Guaranteed Income Benefit Rider (GIB) (AR-528 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(5)(a) ChoicePlus Access Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-37982) filed on April 18, 2001.
(b) ChoicePlus II Access Application incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(c) ChoicePlus Assurance (C Share) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(ii) Amendment No. 4 to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(vi) Deutsche Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(vii) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(viii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.

(ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(x) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.
(xi) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(xii) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xiii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(xiv) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xv) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xvii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(xviii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xiv) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016.
(xv) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.
(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) Neuberger Berman incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(x) American Century Variable Portfolios, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(9)(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.
(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus II Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.
(c) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Assurance C Share) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-141757) filed on August 14, 2018.
(11) Not Applicable
(12) Not Applicable, 2018.
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-222786) filed on May 14, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of August 31, 2018 there were 21,350 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 13th day of November, 2018.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access, and Lincoln ChoicePlus AssuranceSM (C Share)
By:	/s/Delson R. Campbell Delson R. Campbell Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Michelle L. Grindle Michelle L. Grindle Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on November 13, 2018.
Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ George W. Henderson, III George W. Henderson, III	Director
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
*/s/ Patrick S. Pittard Patrick S. Pittard	Director
*By: /s/ Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney